Deferred Liabilities, Commitments and Contingencies (Tables) - CIK0001853021 Metals Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Liabilities and Commitments and Contingencies [Line Items]
Schedule of variation in the copper price will determine the margin rate as well as the composition of interest payments (being either cash and/or capitalized to the principal

LME Copper Price	Margin	Payment
<$3.40/lb	12.00%	100% capitalized / 0% Cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% Cash
>$3.85/lb	8.00%	0% capitalized / 100% Cash

LME Copper Price	Margin	Payment
<$3.40/lb	12.00%	100% capitalized / 0% Cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% Cash
>$3.85/lb	8.00%	0% capitalized / 100% Cash

Schedule of proportions of total payable copper

Time Period	% Payable Copper
Closing to 1st Anniversary of the Closing Date	—%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the “Threshold Quantity”)	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%

Time Period	% Payable Copper
Closing to 1st Anniversary of the Closing Date	0%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the “Threshold Quantity”)	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%